SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust
June 30, 2026(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 67.1%
	Automobiles & Components — 1.1%
	Automobiles — 1.1%
	Mercedes-Benz Group AG	133,563	$6,702,590
[a]	Stellantis NV	278,210	1,596,926
			8,299,516
	Banks — 2.2%
	Banks — 2.2%
	Citigroup, Inc.	50,610	7,083,376
	Regions Financial Corp.	302,308	9,129,701
			16,213,077
	Capital Goods — 0.4%
	Aerospace & Defense — 0.4%
	TransDigm Group, Inc.	2,425	3,230,197
			3,230,197
	Consumer Discretionary Distribution & Retail — 1.7%
	Broadline Retail — 1.7%
	Alibaba Group Holding Ltd.	202,000	2,391,439
	B&M European Value Retail plc	767,245	1,983,521
[a]	MercadoLibre, Inc.	4,300	7,298,777
[a]	Sea Ltd. ADR	8,695	833,242
			12,506,979
	Consumer Durables & Apparel — 0.4%
	Household Durables — 0.4%
	Sony Group Corp. Sponsored ADR	133,125	2,670,488
			2,670,488
	Energy — 6.0%
	Oil, Gas & Consumable Fuels — 6.0%
	Enbridge, Inc.	250,870	13,604,380
	Shell plc	173,200	6,741,405
	South Bow Corp.	125,957	4,437,026
	TC Energy Corp.	132,373	8,766,065
	TotalEnergies SE	145,132	11,281,266
			44,830,142
	Financial Services — 2.1%
	Capital Markets — 1.7%
	CME Group, Inc.	49,000	10,820,670
	SLR Investment Corp.	125,067	1,547,079
	Financial Services — 0.1%
[a,b]	Adyen NV	1,025	960,824
	Mortgage Real Estate Investment Trusts — 0.3%
	Chimera Investment Corp.	140,215	1,870,468
			15,199,041
	Health Care Equipment & Services — 1.1%
	Health Care Equipment & Supplies — 1.1%
	Medtronic plc	103,257	8,077,795
			8,077,795
	Household & Personal Products — 0.4%
	Household Products — 0.4%
	Reckitt Benckiser Group plc	40,417	2,632,842
			2,632,842
	Insurance — 4.5%
	Insurance — 4.5%
	AXA SA	119,288	5,976,688
	Generali	46,287	2,253,537

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust
June 30, 2026(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Legal & General Group plc	1,643,600	$6,235,238
	NN Group NV	219,661	19,240,482
			33,705,945
	Materials — 3.3%
	Chemicals — 1.0%
	Fertiglobe plc	2,137,000	1,605,892
	LyondellBasell Industries NV Class A	82,904	4,364,895
	OCI NV	279,469	1,286,865
	Metals & Mining — 2.0%
	BHP Group Ltd.	278,000	11,432,916
	Glencore plc	475,000	3,237,267
[a,c]	GMK Norilskiy Nickel PAO	3,070,000	0
[a,c]	Severstal PAO GDR	236,300	0
	Paper & Forest Products — 0.3%
	Mondi plc	290,908	2,640,156
			24,567,991
	Media & Entertainment — 2.3%
	Interactive Media & Services — 2.3%
	Meta Platforms, Inc. Class A	15,200	8,562,008
	Tencent Holdings Ltd.	122,000	6,685,784
	Vend Marketplaces ASA Class B	78,389	1,884,789
			17,132,581
	Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
	Biotechnology — 0.9%
	AbbVie, Inc.	25,123	6,321,952
	Pharmaceuticals — 7.0%
	Bristol-Myers Squibb Co.	38,400	2,212,608
	Merck & Co., Inc.	98,411	12,645,813
	Novartis AG	42,500	6,657,983
	Pfizer, Inc.	433,052	10,427,892
	Roche Holding AG	49,031	20,194,947
			58,461,195
	Semiconductors & Semiconductor Equipment — 4.7%
	Semiconductors & Semiconductor Equipment — 4.7%
	Realtek Semiconductor Corp.	115,000	2,909,610
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	66,082	31,558,781
			34,468,391
	Software & Services — 1.8%
	Information Technology Services — 0.3%
[a]	Shopify, Inc. Class A	17,500	1,998,150
	Software — 1.5%
	Microsoft Corp.	10,700	3,991,314
	Open Text Corp.	128,100	2,835,226
	SAP SE Sponsored ADR	13,700	2,111,307
[a]	ServiceNow, Inc.	25,000	2,482,000
			13,417,997
	Technology Hardware & Equipment — 6.9%
	Communications Equipment — 2.8%
	Cisco Systems, Inc.	174,100	20,449,786
	Electronic Equipment, Instruments & Components — 0.7%
	Keyence Corp.	11,000	5,483,933
	Technology Hardware, Storage & Peripherals — 3.4%
	Samsung Electronics Co. Ltd.	116,407	25,095,164
			51,028,883
	Telecommunication Services — 9.3%
	Diversified Telecommunication Services — 8.7%
	AT&T, Inc.	983,953	20,367,827

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust
June 30, 2026(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Deutsche Telekom AG	77,000	$2,098,328
	Orange SA	1,986,323	37,459,293
	Telkom Indonesia Persero Tbk PT	35,602,900	4,679,352
	Wireless Telecommunication Services — 0.6%
	Vodafone Group plc	3,450,000	4,557,947
			69,162,747
	Transportation — 1.1%
	Air Freight & Logistics — 1.1%
	Deutsche Post AG	136,709	8,294,416
			8,294,416
	Utilities — 9.9%
	Electric Utilities — 5.8%
	Endesa SA	461,554	21,031,578
	Enel SpA	1,897,635	21,799,460
	Gas Utilities — 2.0%
	Snam SpA	2,051,611	14,805,781
	Independent Power and Renewable Electricity Producers — 0.6%
	Capital Power Corp.	82,619	4,305,567
	Multi-Utilities — 1.5%
	E.ON SE	546,538	11,256,148
			73,198,534
	Total Common Stock (Cost $412,795,852)		497,098,757
	Preferred Stock — 0.8%
	Financial Services — 0.8%
	Capital Markets — 0.8%
[c]	Calamos Strategic Total Return Fund, 6.24%, 9/9/2029	106,000	2,613,960
[c,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	152	3,671,712
			6,285,672
	Total Preferred Stock (Cost $6,177,250)		6,285,672
	Asset Backed Securities — 2.5%
	Auto Receivables — 0.6%
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$374,957	379,022
	Carvana Auto Receivables Trust,
[b]	Series 2021-N4 Class E, 4.53% due 9/11/2028	859,978	846,185
[b]	Series 2021-P3 Class R, due 9/11/2028	2,500	216,656
[b]	Series 2022-P1 Class R, due 1/10/2029	3,000	651,827
[b]	Series 2022-P1 Class XS, due 1/10/2029	20,702,889	51,124
[b]	GLS Auto Receivables Issuer Trust, Series 2022-2A Class E, 5.50% due 6/15/2029	2,000,000	2,008,566
[b]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	6,000	313,623
			4,467,003
	Credit Card — 0.6%
[b]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	2,000,000	2,041,116
[b]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	2,000,000	1,978,300
			4,019,416
	Other Asset Backed — 1.2%
[b]	Affirm Asset Securitization Trust, Series 2023-X1 Class D, 9.55% due 11/15/2028	125,834	125,834
[b]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	444,165	444,717
[d]	ASP WHCO Partner 2 LP, 6.783% due 3/29/2029	2,500,000	2,493,826
[a,b,c,e]	FAT Brands due 12/15/2051	1,167,684	596,587
[b,c]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	473,582
[b,d]	Harvest SBA Loan Trust, Series 2024-1 Class A, 5.949% (SOFR30A + 2.25%) due 12/25/2051	1,558,953	1,568,827
[b]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	946,144	708,991
[b]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	14,510	238,603
	Mosaic Solar Loan Trust,
[b]	Series 2018-2GS Class D, 7.44% due 2/22/2044	1,480,486	1,280,217
[b]	Series 2021-3A Class R, due 6/20/2052	8,500,000	391,298

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust
June 30, 2026(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Upstart Pass-Through Trust,
[b]	Series 2021-ST7 Class CERT, due 9/20/2029	$3,000,000	$77,832
[b]	Series 2021-ST8 Class CERT, due 10/20/2029	3,000,000	105,348
[b]	Upstart Securitization Trust, Series 2023-1 Class C, 11.10% due 2/20/2033	433,115	436,735
			8,942,397
	Student Loan — 0.1%
[d]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.053% (TSFR1M + 0.40%) due 1/25/2033	1,065,243	1,037,952
			1,037,952
	Total Asset Backed Securities (Cost $19,583,871)		18,466,768
	Corporate Bonds — 11.7%
	Banks — 0.3%
	Banks — 0.3%
[d,f]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	2,500,000	2,479,625
			2,479,625
	Commercial & Professional Services — 0.6%
	Commercial Services & Supplies — 0.6%
[b]	ACCO Brands Corp., 4.25% due 3/15/2029	500,000	465,385
	CoreCivic, Inc., 8.25% due 4/15/2029	1,867,000	1,944,966
	GEO Group, Inc., 8.625% due 4/15/2029	2,000,000	2,081,360
			4,491,711
	Consumer Durables & Apparel — 0.1%
	Household Durables — 0.1%
[b]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	1,500,000	795,105
			795,105
	Consumer Staples Distribution & Retail — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[b]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	1,408,000	1,473,768
			1,473,768
	Energy — 1.9%
	Oil, Gas & Consumable Fuels — 1.9%
[d,g]	Enbridge, Inc., Series 2017-A, 5.50% (TSFR3M + 3.68%) due 7/15/2077	5,588,000	5,582,859
[d,f]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	1,000,000	1,001,650
	NuStar Logistics LP, 5.625% due 4/28/2027	2,800,000	2,806,776
[g]	Petroleos Mexicanos, 6.75% due 9/21/2047	3,000,000	2,564,910
[b,d,f]	Sunoco LP, 7.875% (5-Yr. CMT + 4.23%) due 9/18/2030	500,000	519,900
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	2,000,000	1,998,580
			14,474,675
	Equity Real Estate Investment Trusts (REITs) — 0.8%
	Diversified REITs — 0.8%
[b]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	3,000,000	2,880,810
	LifeStorage LP, 3.50% due 7/1/2026	2,750,000	2,750,000
			5,630,810
	Financial Services — 1.2%
	Capital Markets — 0.2%
[b]	KKR Reign I LLC, 5.00% due 5/30/2049	3,500,000	1,610,000
	Consumer Finance — 0.5%
[b]	FirstCash, Inc., 6.875% due 3/1/2032	3,750,000	3,852,600
	Financial Services — 0.5%
[b]	Antares Holdings LP, 3.95% due 7/15/2026	2,000,000	1,999,040
	FBG Bid Co. LLC,
[a,b,c,e]	8.50% due 6/20/2056	723,000	499,122
[a,b,c,e]	10.50% due 6/20/2056	325,923	166,519
[a,b,c,e]	FBG Top Co. LLC, 12.50% due 6/20/2056	1,001,405	511,633
			8,638,914

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust
June 30, 2026(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Food, Beverage & Tobacco — 1.3%
	Beverages — 1.3%
[b,g]	Bacardi Ltd., 5.15% due 5/15/2038	$3,000,000	$2,795,760
[b,g]	Becle SAB de CV, 2.50% due 10/14/2031	2,500,000	2,144,525
[b,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	2,000,000	1,966,080
[c]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	2,000,000	1,977,600
	PepsiCo, Inc., 7.29% due 9/15/2026	1,000,000	1,005,050
			9,889,015
	Health Care Equipment & Services — 0.4%
	Health Care Providers & Services — 0.4%
	Tenet Healthcare Corp., 6.75% due 5/15/2031	3,000,000	3,073,320
			3,073,320
	Materials — 0.5%
	Metals & Mining — 0.5%
[g]	AngloGold Ashanti Holdings plc, 6.50% due 4/15/2040	2,000,000	2,097,680
[b]	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,436,925
			3,534,605
	Media & Entertainment — 0.7%
	Media — 0.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[b]	4.50% due 5/1/2032	1,357,000	1,198,611
	4.50% due 5/1/2032	2,000,000	1,766,560
[b]	Sirius XM Radio LLC, 5.50% due 7/1/2029	2,500,000	2,494,825
			5,459,996
	Real Estate Management & Development — 0.1%
	Real Estate Management & Development — 0.1%
[b]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	615,000	615,959
			615,959
	Software & Services — 2.4%
	Information Technology Services — 1.0%
	Booz Allen Hamilton, Inc., 5.95% due 4/15/2035	2,500,000	2,488,500
	Meta Platforms, Inc., 6.30% due 5/15/2056	2,326,000	2,314,579
[b]	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	2,977,260
	Internet Software & Services — 0.3%
[b,g]	Prosus NV, 4.027% due 8/3/2050	3,000,000	2,102,130
	Software — 1.1%
[b]	Fair Isaac Corp., 4.00% due 6/15/2028	5,000,000	4,884,150
[b,g]	Open Text Corp., 6.90% due 12/1/2027	1,000,000	1,022,370
[b]	Oracle Corp., 4.64% due 10/2/2026	2,000,000	1,976,876
			17,765,865
	Technology Hardware & Equipment — 0.3%
	Electronic Equipment, Instruments & Components — 0.3%
[b,g]	Sensata Technologies BV, 5.875% due 9/1/2030	2,000,000	2,006,880
			2,006,880
	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
[b]	Space Exploration Technologies Corp., 5.65% due 7/15/2033	2,000,000	1,988,680
			1,988,680
	Utilities — 0.6%
	Electric Utilities — 0.6%
[b,g]	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,951,780
[g]	Comision Federal de Electricidad, 5.00% due 9/29/2036	1,866,000	1,744,803
[d]	Duke Energy Corp., 3.25% (5-Yr. CMT + 2.32%) due 1/15/2082	1,000,000	984,890
			4,681,473
	Total Corporate Bonds (Cost $88,099,471)		87,000,401

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust
June 30, 2026(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Convertible Bonds — 0.2%
	Media & Entertainment — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	$2,100,000	$1,319,094
			1,319,094
	Total Convertible Bonds (Cost $1,442,285)		1,319,094
	Other Government — 0.9%
[b]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	170,000,000	3,066,339
[b,g]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	3,500,000	2,287,880
[b]	Republic of Uzbekistan International Bonds (UZS), 15.50% due 2/25/2028	13,000,000,000	1,153,327
	Total Other Government (Cost $6,216,345)		6,507,546
	U.S. Treasury Securities — 1.8%
	U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/2055	3,165,210	2,915,208
	U.S. Treasury Notes, 1.75%, 1/31/2029	619,000	582,585
	U.S. Treasury Strip Coupon,
	7.438%, 8/15/2043	5,000,000	2,096,008
	7.945%, 8/15/2041	8,000,000	3,779,988
	8.165%, 5/15/2039	2,500,000	1,353,682
	10.82%, 5/15/2050	5,000,000	1,467,719
	U.S. Treasury Strip Principal, 13.71%, 2/15/2056	5,000,000	1,169,809
	Total U.S. Treasury Securities (Cost $13,379,418)		13,364,999
	U.S. Government Agencies — 0.5%
[d,f]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	3,500,000	3,500,070
	Total U.S. Government Agencies (Cost $3,506,285)		3,500,070
	Mortgage Backed — 7.4%
[b,d]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	1,250,302	1,210,442
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-NPL1 Class A, 6.00% due 11/25/2051	1,302,552	1,303,512
[b,d]	Series 2022-RPL1 Class A, 7.25% due 2/25/2028	1,451,548	1,459,943
[b,d]	BX Trust, CMBS, Series 2025-LIFE Class A, 6.08% due 6/13/2047	2,000,000	1,985,883
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-J3 Class B4, 2.86% due 9/25/2051	350,000	194,666
[b,d]	Series 2021-J3 Class B6, 2.86% due 9/25/2051	194,288	81,127
[b]	Cogent IPv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	567,000	580,170
[b,d]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 7.455% (TSFR1M + 3.83%) due 8/15/2026	1,849,057	1,838,092
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-NQM8 Class M1, 3.256% due 10/25/2066	3,000,000	2,313,361
[b,d]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	1,142,161	1,138,384
	Federal Home Loan Mtg Corp.,
[d]	Pool 760027, 4.38% (5-Yr. CMT + 1.38%) due 11/1/2047	262,580	258,831
[d]	Pool 841463, 2.152% (2.18% - SOFR30A) due 7/1/2052	2,832,037	2,571,484
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD8373, 6.00% due 11/1/2053	2,269,623	2,323,355
	Pool SD8469, 5.50% due 10/1/2054	2,749,989	2,766,015
	Federal National Mtg Assoc.,
[d]	Pool BJ4423, 4.985% (5-Yr. CMT + 1.36%) due 1/1/2048	225,526	224,343
[d]	Pool BN7152, 5.66% (H15T1Y + 2.16%) due 11/1/2047	348,075	357,587
[d]	Pool BN7153, 5.66% (H15T1Y + 2.16%) due 4/1/2048	263,599	271,046
[d]	Pool BP0632, 6.195% (H15T1Y + 2.07%) due 7/1/2049	96,935	99,915
[d]	Pool CB2214, 1.531% (2.21% - SOFR30A) due 11/1/2051	2,204,573	2,114,582
	Federal National Mtg Assoc., UMBS Collateral,
	Pool MA5166, 6.00% due 10/1/2053	774,603	793,012
	Pool MA5972, 5.50% due 2/1/2056	1,903,825	1,911,363
[b,d]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	404,028	379,266
[d]	Government National Mtg Assoc., CMO, Series 2025-118 Class S, 8.218% (21.45% - SOFR30A) due 7/20/2055	1,740,165	1,734,151

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust
June 30, 2026(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-11 Class B5, 3.016% due 1/25/2052	$668,881	$523,155
[b,d]	Series 2021-11 Class B6, 2.243% due 1/25/2052	793,605	403,104
[b,d]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	962,230	957,957
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[b,d,h]	Series 2021-INV2 Class AX1, 0.107% due 8/25/2051	84,967,613	344,671
[b,d,h]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	5,821,829	238,065
[b,d]	Series 2021-INV2 Class B5, 3.307% due 8/25/2051	294,946	236,402
[b,d]	Series 2021-INV2 Class B6, 3.307% due 8/25/2051	1,436,977	796,802
[b,d,h]	Series 2021-INV3 Class AX1, 0.144% due 10/25/2051	22,499,911	136,545
[b,d,h]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	1,826,291	50,816
[b,d]	Series 2021-INV3 Class B5, 3.194% due 10/25/2051	89,275	70,749
[b,d]	Series 2021-INV3 Class B6, 3.124% due 10/25/2051	394,979	226,574
	MFA Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	750,000	698,482
[b,d]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	1,189,230	1,191,008
[b]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	1,912,594	1,990,690
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,d,h]	Series 2021-INV1 Class AX1, 0.745% due 6/25/2051	27,356,200	1,108,271
[b,d]	Series 2021-INV1 Class B5, 3.245% due 6/25/2051	338,716	280,861
[b,d]	Series 2021-INV1 Class B6, 3.234% due 6/25/2051	607,754	381,291
[b,d]	NLT Trust, Whole Loan Securities Trust CMO, Series 2023-1 Class B2, 3.685% due 10/25/2062	3,000,000	1,891,688
[b,d]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	1,583,195	1,579,657
[b,d]	Pretium Mortgage Credit Partners LLC, Whole Loan Securities Trust CMO, Series 2026-NPL5 Class A1, 5.71% due 4/25/2056	2,456,292	2,456,762
[b,d]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 5.993% due 4/25/2030	1,323,993	1,319,609
[b,d]	RFT Trust, Whole Loan Securities Trust CMO, Series 2025-RR1 Class A1, 6.767% due 6/27/2028	1,802,878	1,804,401
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-9 Class A1, 2.50% due 1/25/2052	1,923,892	1,582,452
[b,d]	Series 2023-3 Class A1, 6.00% due 9/25/2053	873,210	885,508
[b,d]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.14% (TSFR1M + 1.51%) due 5/15/2038	1,043,000	1,041,499
[b,d]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.214% (TSFR1M + 2.59%) due 4/15/2042	793,100	796,736
[b,d]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-6 Class M1, 3.386% due 11/25/2066	1,500,000	1,112,967
[b,d]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	1,852,208	1,596,444
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,d,h]	Series 2021-INV1 Class A2, 0.50% due 8/25/2051	22,888,301	665,086
[b,d]	Series 2021-INV1 Class B4, 3.302% due 8/25/2051	472,456	397,775
[b,d]	Series 2021-INV1 Class B5, 3.302% due 8/25/2051	373,465	304,894
[b,d]	Series 2021-INV1 Class B6, 3.302% due 8/25/2051	289,276	144,054
	Total Mortgage Backed (Cost $55,241,069)		55,125,505
	Short-Term Investments — 6.7%
[i]	Thornburg Capital Management Fund	4,960,614	49,606,142
	Total Short-Term Investments (Cost $49,606,142)		49,606,142
	Total Investments — 99.6% (Cost $656,047,988)		$738,274,954
	Other Assets Less Liabilities — 0.4%		3,075,425
	Net Assets — 100.0%		$741,350,379

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust
June 30, 2026(Unaudited)

Outstanding Written Options Contracts At June 30, 2026
Contract Description	Contract Party*	Contract Amount	Exercise Price		Expiration Date	Notional Amount		Premiums Received USD	Value USD
Written Call Option – (0.0)%
Banks – (0.0)%
Citigroup, Inc.	GST	20,200	USD	135.00	7/17/2026	USD	2,827,192	$107,464	$(151,966)
Written Put Options – (0.3)%
Financial Services – (0.1)%
CME Group, Inc.	GST	11,100	USD	240.00	7/17/2026	USD	2,451,213	$82,140	$(222,200)
Semiconductors & Semiconductor Equipment – (0.1)%
Broadcom, Inc.	BOA	9,100	USD	420.00	7/17/2026	USD	3,437,525	110,747	(406,175)
Broadcom, Inc.	GST	7,000	USD	380.00	7/17/2026	USD	2,644,250	89,950	(111,714)
Broadcom, Inc.	GST	7,400	USD	360.00	7/17/2026	USD	2,795,350	67,118	(57,688)

								267,815	(575,577)
Software & Services – (0.0)%
Microsoft Corp.	GST	10,600	USD	355.00	7/17/2026	USD	3,954,012	57,240	(39,977)
SAP SE	GST	23,300	USD	145.00	8/21/2026	USD	3,590,763	136,305	(145,829)

								193,545	(185,806)
Telecommunication Services – (0.1)%
AT&T, Inc.	GST	115,900	USD	23.00	7/17/2026	USD	2,399,130	76,494	(297,265)
Deutsche Telekom AG	JPM	116,600	EUR	28.00	7/17/2026	EUR	2,780,910	62,392	(554,199)

								138,886	(851,464)

TOTAL WRITTEN PUT OPTIONS								$682,386	$(1,835,047)

TOTAL								$789,850	$(1,987,013)

*	Counterparties include JPMorgan Chase Bank, N.A. (“JPM”), Bank of America (“BOA”) and Goldman Sachs International (“GST”).

Footnote Legend
a	Non-income producing.
b
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Trust’s portfolio was
$108,439,874, representing 14.63% of the Trust’s net assets.

c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

e	Bond in default.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Interest only.
i	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
GDR	Global Depositary Receipt
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som
EUR	Euro
USD	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
NOTE 2 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed by the Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Trust’s “valuation designee” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Trust’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Trust investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Trust’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Trust’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. closed-end funds are valued at the exchange-traded price if they are listed.
Over-the-counter options are valued by a third-party pricing service provider.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust
June 30, 2026 (Unaudited)

Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of the Trust’s investments may be significantly affected on days when shareholders are unable to buy or sell Trust shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Trust under the 1940 Act, including companies for which the Trust’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$29,519,607	$126,160,628	$(106,074,093)	$-	$-	$49,606,142	$1,314,154